Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date		rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]		lmgamt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION OF

CLEARBRIDGE VALUE TRUST,

EACH DATED MARCH 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund" in order to disclose expense limitations for Class A, C, FI, R and I shares of the fund, which took effect as of August 3, 2015.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	0.95	None	None	None	None
Small account fee[3]	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I
Management fees	0.68	0.68	0.68	0.68	0.68	0.68
Distribution and/or service (12b-1) fees	0.25	0.95	0.25	0.50	1.00	None
Other expenses	0.09	0.14	0.16	0.28	0.23[4]	0.14
Total annual fund operating expenses	1.02	1.77	1.09	1.46	1.91	0.82
Fees waived and/or expenses reimbursed	—[5]	—[5]	—[5]	(0.06)[5]	N/A	(0.02)[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.02	1.77	1.09	1.40	1.91	0.80

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[4]	"Other expenses" for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.

[5]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15%, 1.90%, 1.15%, 1.40% and 0.80% for Class A, C, FI, R and I shares, respectively, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' ("Board") consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	673	881	1,106	1,751
Class C (with redemption at end of period)	275	558	960	2,085
Class C (without redemption at end of period)	180	558	960	2,085
Class FI (with or without redemption at end of period)	111	346	601	1,329
Class R (with or without redemption at end of period)	143	456	792	1,741
Class R1 (with or without redemption at end of period)	194	600	1,031	2,232
Class I (with or without redemption at end of period)	82	260	454	1,013

ClearBridge Value Trust
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		lmgamt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION OF

CLEARBRIDGE VALUE TRUST,

EACH DATED MARCH 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund" in order to disclose expense limitations for Class A, C, FI, R and I shares of the fund, which took effect as of August 3, 2015.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	0.95	None	None	None	None
Small account fee[3]	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I
Management fees	0.68	0.68	0.68	0.68	0.68	0.68
Distribution and/or service (12b-1) fees	0.25	0.95	0.25	0.50	1.00	None
Other expenses	0.09	0.14	0.16	0.28	0.23[4]	0.14
Total annual fund operating expenses	1.02	1.77	1.09	1.46	1.91	0.82
Fees waived and/or expenses reimbursed	—[5]	—[5]	—[5]	(0.06)[5]	N/A	(0.02)[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.02	1.77	1.09	1.40	1.91	0.80

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[4]	"Other expenses" for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.

[5]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15%, 1.90%, 1.15%, 1.40% and 0.80% for Class A, C, FI, R and I shares, respectively, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' ("Board") consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	673	881	1,106	1,751
Class C (with redemption at end of period)	275	558	960	2,085
Class C (without redemption at end of period)	180	558	960	2,085
Class FI (with or without redemption at end of period)	111	346	601	1,329
Class R (with or without redemption at end of period)	143	456	792	1,741
Class R1 (with or without redemption at end of period)	194	600	1,031	2,232
Class I (with or without redemption at end of period)	82	260	454	1,013

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
			Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
ClearBridge Value Trust | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[2]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.02%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.02%
1 year		rr_ExpenseExampleYear01	$ 673
3 years		rr_ExpenseExampleYear03	881
5 years		rr_ExpenseExampleYear05	1,106
10 years		rr_ExpenseExampleYear10	1,751
1 year		rr_ExpenseExampleNoRedemptionYear01	673
3 years		rr_ExpenseExampleNoRedemptionYear03	881
5 years		rr_ExpenseExampleNoRedemptionYear05	1,106
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,751
ClearBridge Value Trust | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	0.95%
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.95%
Other expenses		rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.77%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.77%
1 year		rr_ExpenseExampleYear01	$ 275
3 years		rr_ExpenseExampleYear03	558
5 years		rr_ExpenseExampleYear05	960
10 years		rr_ExpenseExampleYear10	2,085
1 year		rr_ExpenseExampleNoRedemptionYear01	180
3 years		rr_ExpenseExampleNoRedemptionYear03	558
5 years		rr_ExpenseExampleNoRedemptionYear05	960
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,085
ClearBridge Value Trust | Class FI
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.09%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.09%
1 year		rr_ExpenseExampleYear01	$ 111
3 years		rr_ExpenseExampleYear03	346
5 years		rr_ExpenseExampleYear05	601
10 years		rr_ExpenseExampleYear10	1,329
1 year		rr_ExpenseExampleNoRedemptionYear01	111
3 years		rr_ExpenseExampleNoRedemptionYear03	346
5 years		rr_ExpenseExampleNoRedemptionYear05	601
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,329
ClearBridge Value Trust | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses		rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.46%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.40%
1 year		rr_ExpenseExampleYear01	$ 143
3 years		rr_ExpenseExampleYear03	456
5 years		rr_ExpenseExampleYear05	792
10 years		rr_ExpenseExampleYear10	1,741
1 year		rr_ExpenseExampleNoRedemptionYear01	143
3 years		rr_ExpenseExampleNoRedemptionYear03	456
5 years		rr_ExpenseExampleNoRedemptionYear05	792
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,741
ClearBridge Value Trust | Class R1
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[5]	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.91%
Fees waived and/or expenses reimbursed	[6]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.91%
1 year		rr_ExpenseExampleYear01	$ 194
3 years		rr_ExpenseExampleYear03	600
5 years		rr_ExpenseExampleYear05	1,031
10 years		rr_ExpenseExampleYear10	2,232
1 year		rr_ExpenseExampleNoRedemptionYear01	194
3 years		rr_ExpenseExampleNoRedemptionYear03	600
5 years		rr_ExpenseExampleNoRedemptionYear05	1,031
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,232
ClearBridge Value Trust | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.82%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.80%
1 year		rr_ExpenseExampleYear01	$ 82
3 years		rr_ExpenseExampleYear03	260
5 years		rr_ExpenseExampleYear05	454
10 years		rr_ExpenseExampleYear10	1,013
1 year		rr_ExpenseExampleNoRedemptionYear01	82
3 years		rr_ExpenseExampleNoRedemptionYear03	260
5 years		rr_ExpenseExampleNoRedemptionYear05	454
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,013

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15%, 1.90%, 1.15%, 1.40% and 0.80% for Class A, C, FI, R and I shares, respectively, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' ("Board") consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
[6]	N/A